Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 13,409	$ 21,237
Accumulated Amortization	(9,491)	(14,643)
Net Carrying Amount	$ 3,918	6,594
Trademarks/tradenames
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Amortization Period	30 years
Gross Carrying Amount	$ 8,182	8,265
Accumulated Amortization	(5,251)	(5,070)
Net Carrying Amount	$ 2,931	3,195
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Amortization Period	15 years
Gross Carrying Amount	$ 5,227	12,972
Accumulated Amortization	(4,240)	(9,573)
Net Carrying Amount	$ 987	$ 3,399